Post-employment benefits - Plan assets allocation (Detail) - Plan assets [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)	€ 2,526	€ 2,164	€ 2,137
Assets not quoted in active market [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Debt instruments, amount contributed to fair value of plan assets	9	12
Other assets, amount contributed to fair value of plan assets	359	329
Equity instruments, amount contributed to fair value of plan assets		368
Assets quoted in active market [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Debt instruments, amount contributed to fair value of plan assets	1,476	1,294
Other assets, amount contributed to fair value of plan assets	209	€ 161
Equity instruments, amount contributed to fair value of plan assets	€ 473